Subsequent Events (Details Narrative) - USD ($)						12 Months Ended
	Feb. 02, 2022	Jan. 27, 2022	Jan. 12, 2022	Jan. 06, 2022	Jan. 05, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Value issued for services						$ 1,824,207	$ 1,300,813
Subsequent Event [Member] | Consulting Services [Member]
Subsequent Event [Line Items]
Shares issued for services		1,260,000
Shares issued price per share		$ 0.0625
Value issued for services		$ 78,687
Subsequent Event [Member] | New Employment Agreement [Member]
Subsequent Event [Line Items]
Restricted shares			5,000,000
Subsequent Event [Member] | First Fire Global [Member]
Subsequent Event [Line Items]
Issuance of common shares under private placement, shares					1,200,000
Debt instrument face amount					$ 50,688
Debt interest rate					6.00%
Subsequent Event [Member] | Quick Capital Llc [Member]
Subsequent Event [Line Items]
Issuance of common shares under private placement, shares				710,227
Debt instrument face amount				$ 30,000
Debt interest rate				6.00%
Subsequent Event [Member] | L1 Capital [Member]
Subsequent Event [Line Items]
Issuance of common shares under private placement, shares	3,182,479
Debt instrument face amount	$ 124,117
Debt interest rate	6.00%